UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017
(Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
100 Park Avenue, 35th Floor,
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

			Value
Shares	COMMON AND PREFERRED STOCKS		(note 1a)
AEROSPACE/DEFENSE (4.5%)
300,000	The Boeing Company		$10,674,000
418,700	Textron Inc.		2,403,338
325,000	United Technologies Corporation		13,968,500
		(COST $62,253,609)	27,045,838
BUILDING AND REAL ESTATE (2.0%)
1,875,862	CEMEX, S.A. de C.V. ADR (a)	(COST $24,456,722)	11,724,138
COMMUNICATIONS AND INFORMATION SERVICES (11.8%)
960,000	Cisco Systems, Inc. (a)		16,099,200
374,100	Lamar Advertising Company Class A (a)		3,647,475
128,000	Leap Wireless International, Inc. (a)		4,463,360
1,110,000	MetroPCS Communications, Inc. (a)		18,958,800
700,000	QUALCOMM Incorporated		27,237,000
		(COST $78,628,368)	70,405,835
COMPUTER SOFTWARE AND SYSTEMS (10.7%)
1,480,000	Dell Inc. (a)		14,030,400
570,000	Microsoft Corporation		10,470,900
415,100	NetEase.com, Inc. (a)		11,145,435
67,100	Nintendo Co., Ltd.		19,390,503
565,000	Teradata Corporation (a)		9,164,300
		(COST $90,893,352)	64,201,538
CONSUMER PRODUCTS AND SERVICES (11.4%)
350,000	Diageo plc ADR		15,662,500
375,000	Heineken N. V.		10,393,343
466,100	Hewitt Associates, Inc. Class A (a)		13,871,136
450,000	Nestle S.A.		15,117,340
255,000	PepsiCo, Inc.		13,127,400
		(COST $76,814,235)	68,171,719
ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (5.4%)
949,000	Republic Services, Inc.		16,275,350
630,000	Waste Management, Inc.		16,128,000
		(COST $38,960,134)	32,403,350
FINANCE AND INSURANCE (20.4%)
BANKING (1.3%)
165,000	M&T Bank Corporation	(COST $841,131)	7,464,600
INSURANCE (15.5%)
175,000	The Allstate Corporation		3,351,250
300,000	Arch Capital Group Ltd. (a)		16,158,000
440,000	AXIS Capital Holdings Limited		9,917,600
140	Berkshire Hathaway Inc. Class A (a)		12,138,000
250,000	Everest Re Group, Ltd.		17,700,000
375,000	Fidelity National Financial, Inc.		7,316,250
280,000	MetLife, Inc.		6,375,600
275,000	PartnerRe Ltd.		17,069,250
83,000	Transatlantic Holdings, Inc.		2,960,610
		(COST $58,136,852)	92,986,560
OTHER (3.6%)
425,000	American Express Company		5,792,750
1,666,667	Epoch Holding Corporation		11,450,002
517,500	Nelnet, Inc. (a)		4,574,700
		(COST $34,130,107)	21,817,452
		(COST $93,108,090)	122,268,612

			Value
Shares	COMMON AND PREFERRED STOCKS (continued)		(note 1a)
HEALTH CARE / PHARMACEUTICALS (1.5%)
70,500	Cougar Biotechnology, Inc. (a)		$2,270,100
529,900	Cytokinetics, Incorporated (a)		900,830
119,500	Gilead Sciences, Inc. (a)		5,535,240
		(COST $9,569,639)	8,706,170
MACHINERY AND EQUIPMENT (2.8%)
1,200,000	ABB Ltd. ADR	(COST $13,364,456)	16,728,000
MISCELLANEOUS (3.1%)
	Other (b)	(COST $27,104,643)	18,528,730
OIL AND NATURAL GAS (INCLUDING SERVICES) (12.1%)
459,800	Apache Corporation		29,468,582
800,000	Halliburton Company		12,376,000
250,000	McDermott International, Inc. (a)		3,347,500
500,000	Patterson-UTI Energy, Inc.		4,480,000
2,050,000	Weatherford International Ltd. (a)		22,693,500
		(COST $74,054,171)	72,365,582
RETAIL TRADE (17.6%)
575,000	Costco Wholesale Corporation		26,634,000
333,100	Target Corporation		11,455,309
1,675,000	The TJX Companies, Inc. (c)		42,947,000
470,000	Wal-Mart Stores, Inc.		24,487,000
		(COST $54,015,566)	105,523,309
SEMICONDUCTORS (2.0%)
700,000	ASML Holding N.V.	(COST $16,353,612)	12,257,000
TECHNOLOGY (1.4%)
1,900,000	Xerox Corporation	(COST $25,689,854)	8,645,000
TRANSPORTATION (0.8%)
236,100	Alexander & Baldwin, Inc.	(COST $11,005,032)	4,492,983
TOTAL COMMON AND PREFERRED STOCKS (107.5%)		(COST $696,271,483)	643,467,804
Principal Amount	CORPORATE DEBT
MISCELLANEOUS (2.4%)
	Other (b) (e)	(COST $13,828,687)	14,392,457
Shares	SHORT-TERM SECURITY AND OTHER ASSETS
137,245,121	SSgA Prime Money Market Fund (22.9%)	(COST $137,245,121)	137,245,121
TOTAL INVESTMENTS (e) (132.8%)		(COST $847,345,291)	795,105,382
Cash, receivables and other assets less liabilities (0.1%)			1,035,334
PREFERRED STOCK (-32.9%)			(197,258,425)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$598,882,291

(a) Non-income producing security.

(b) Securities which have been held for less than one year, not previously disclosed, and not restricted.

(c) 400,000 shares held by custodian in a segregated custodial account as collateral for short positions and options, if any.

(d) At March 31, 2009: (1) the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes, (2) aggregate gross unrealized appreciation was $148,408,417, (3) aggregate gross unrealized depreciation was $200,648,326, and (4) net unrealized depreciation was $52,239,909.

(e) Level 2 fair value measurement, note 3.

(see notes to financial statements)

Contracts			Value
(100 shares each) COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE			(note 1a)
CALL OPTION
COMPUTER SOFTWARE & SYSTEMS
900	NetEase.com, Inc./May 09/$25.00	(PREMIUM DEPOSITED WITH BROKER $220,528)	$279,000

NOTES TO FINANCIAL STATEMENTS (Unaudited) General American Investors

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the
Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are generally valued at the preceding closing price of such securities on their respective exchanges or markets.
Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value.
If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the
Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the
Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Options Written
Level 1 - Quoted prices	$780,712,925	$279,000
Level 2 - Other significant observable inputs
(see (e))	14,392,457	—
Level 3 - Unobservable inputs	—	—
Total	$795,105,382	$279,000

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of March 31, 2009, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the
Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 31, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the
Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule
30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Spencer Davidson
Spencer Davidson
President and Chief Executive Officer
(Principal Executive Officer)

Date: April 28, 2009

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: April 28, 2009